Borrowings (Details) - Borrowings [Member] ¥ in Thousands	Dec. 31, 2017 CNY (¥)
Within 1 year	¥ 11,243,614
Between 1 to 2 years	4,140,463
Between 2 to 3 years	933,810
Between 3 to 4 years	0
Between 4 to 5 years	¥ 0